Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	2020	2019
Cash and banks	113,017	299,374
Term deposits (i)	973,146	399,244
	1,086,163	698,618

(i)

As part of its strategy to enhance liquidity during 2020 and to meet its cash operating commitments, the Company made a reclassification of USD 29,496 from Financial investments to Cash and cash equivalents.

Schedule of changes in operating assets and liabilities

	2020	2019	2018
Decrease (increase) in assets
Trade accounts receivables	(68,986)	(8,634)	8,537
Inventory	8,883	(35,425)	52,472
Other assets	30,538	(45,891)	(133,716)
Increase (decrease) in liabilities
Trade payables	21,589	18,823	57,411
Confirming payables	62,525	12,278	(40,613)
Contractual liabilities	(20,683)	(25,641)	(29,543)
Other liabilities	58,594	12,856	32,412
	92,460	(71,634)	(53,040)